Guarantees, Pledged Assets and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantees [Abstract]
Carrying value	$ 1,606	$ 1,701
Maximum exposure to loss	61,600	56,697
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	456,189	398,282
Available for sale Securities [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	96,018	80,540
Loans and Finance Receivables [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	360,171	317,742
Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	19,443	19,731
Standby Letters of Credit [Member]
Guarantees [Abstract]
Carrying value	42	85
Maximum exposure to loss	39,759	41,171
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	11,331	13,250
Securities lending and other indemnifications [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss	2,541	669
Securities lending and other indemnifications [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	118	62
Liquidity agreements [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss	3	2
Liquidity agreements [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	3	2
Written put options [Member]
Guarantees [Abstract]
Carrying value	1,427	1,469
Maximum exposure to loss	11,874	8,224
Written put options [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	3,953	2,466
Loans and MHFS sold with recourse [Member]
Guarantees [Abstract]
Carrying value	99	102
Maximum exposure to loss	5,873	5,784
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	3,905	3,850
Residual value guarantees [Member]
Guarantees [Abstract]
Carrying value	0	8
Maximum exposure to loss	0	197
Residual value guarantees [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	0	0
Contingent consideration [Member]
Guarantees [Abstract]
Carrying value	35	31
Maximum exposure to loss	129	98
Contingent consideration [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	129	97
Other guarantees [Member]
Guarantees [Abstract]
Carrying value	3	6
Maximum exposure to loss	1,421	552
Other guarantees [Member] | Non-investment grade [Member]
Guarantees [Abstract]
Maximum exposure to loss	$ 4	$ 4